Capital Disclosures (Details) - Schedule of company's capital - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of company's capital [Abstract]
Shareholders’ equity (excluding reserves)	$ 1,422,212	$ 1,185,950
Debt financing (excluding deferred financing costs, prepayment options and loss on repayment (December 31, 2019 - deferred financing costs and prepayment options))	$ 3,184,832	$ 3,713,192